Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment Information
Segment information is as follows:

	Year Ended December 31, 2022
	Banking	Consumer Finance	Total Company
Net interest income	$42,529	$2,249	$44,778
Provision for (recovery of) loan losses	(100)	68	(32)
Noninterest income	9,121	1,041	10,162
Noninterest expense	36,612	2,428	39,040
Provision for income taxes	2,429	165	2,594
Net income	12,709	629	13,338
Assets	1,195,974	14,813	1,210,787

	Year Ended December 31, 2021
	Banking	Consumer Finance	Total Company
Net interest income	$38,883	$2,130	$41,013
Provision for (recovery of) loan losses	(500)	81	(419)
Noninterest income	8,831	1,033	9,864
Noninterest expense	34,847	2,433	37,280
Provision for income taxes	2,149	135	2,284
Net income	11,218	514	11,732
Assets	1,235,231	14,538	1,249,769